John Hancock Institutional Funds
                 Supplement to the Prospectus dated July 2, 2001

John Hancock Small Cap Equity Fund Y

On page 10, the "Portfolio Managers" section for the John Hancock Small Cap Equity Fund Y has been changed as follows:

         PORTFOLIO MANAGERS

         Henry E. Mehlman, CFA

         Vice president of adviser
         Joined adviser in 2002
         Senior portfolio manager, The Colony Group (2001-2002)
         Vice president and Director of Research,
          Congress Asset Management Co. (1999-2001)
         Consultant, Essex Management (1996-1999)
         Began business career in 1972

         Alan E. Norton, CFA

         Vice president of adviser
         Joined adviser in 2002
         Senior portfolio manager, The Colony Group (2001-2002)
         Portfolio manager and Director of Research, Congress Asset
          Management Co. (1995-2001)
         Began business career in 1987



April 12, 2002